Business Combinations	9 Months Ended
Sep. 30, 2022
Business Combinations [Abstract]
Business Combinations

11. Business Combinations

The Company completed the acquisition of SafetyPay on January 31, 2022 with the goal of furthering the expansion of alternative payment methods and direct bank integration in the Latin America market, as well as creating additional revenue opportunities for both of our segments. This acquisition was accounted for as a business combination and the operating results have been included in the Company’s unaudited condensed consolidated financial statements since the date of the acquisition.

The following table summarizes the purchase price and fair value of the assets and liabilities acquired on acquisition. As of the date of the issuance of these financials, the determination of the final purchase price allocation to specific assets acquired and liabilities assumed is based on provisional amounts. The estimate of the purchase price allocations may change in future periods as the fair value estimates of assets and liabilities (including, but not limited to, goodwill, and intangibles) and the valuation of the related tax assets and liabilities are finalized.

Cash consideration	$449,790
Total purchase price	$449,790
Cash and cash equivalents	25,068
Trade and other receivables (1)	1,895
Deferred tax assets	12
Property, plant and equipment	371
Intangible assets (2)	223,300
Other assets - non-current	926
Trade and other payables	(20,539)
Deferred tax liability	(65,482)
Net assets acquired	$165,551
Goodwill (3)	$284,239

(1)
Gross contractual amounts receivable are equal to their book value where appropriate.
(2)
Intangible assets are primarily comprised of customer relationships, brands, and computer software.
(3)
Goodwill was primarily attributed to the expected synergies between the acquired business and the Company, the value of the employee workforce, and new customer acquisitions that do not qualify for separate recognition at the time of acquisition. The goodwill is not deductible for income tax purposes.

The revenues and net loss of the acquired business are included in the unaudited condensed consolidated statements of comprehensive income / (loss) from the date of acquisition. The revenues and net loss of the acquired business, inclusive of interest expense on associated debt, was $8,581 and $7,178, respectively during the three months ended September 30, 2022 and $22,747 and $15,490, respectively during the nine months ended September 30, 2022.

The unaudited pro forma consolidated revenues and net income / (loss) for the Company for the three and nine months ended September 30, 2022 and 2021 were as follow, assuming this acquisition occurred on January 1, 2021. These pro forma results are presented for informational purposes only and are not indicative of future operations or results that would have been achieved had the acquisitions been completed as of January 1, 2021.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Revenue	$365,988	362,117	1,115,203	1,137,744
Net income / (Loss) (1)	978	(148,551)	(1,822,272)	(224,239)

(1)
The pro forma net income / (loss) for three and nine months ended September 30, 2022 was adjusted to exclude acquisition cost and include additional amortization and interest expense that would have been incurred assuming the intangible assets and associated debt had been recorded as of January 1, 2021. The pro forma net loss for the three and nine months ended September 30, 2021 was adjusted to include the acquisition-related costs and additional amortization and interest expense that would have been incurred assuming the intangible assets and debt had been recorded as of January 1, 2021.

The Company incurred acquisition-related costs associated with this acquisition of $13,863, of which $0 and $9,319 were included in "Restructuring and Other Costs" in the unaudited condensed consolidated statement of comprehensive gain / (loss) during the three and nine months ended September 30, 2022, respectively. The remaining costs were incurred in the prior period.